Related Party Disclosures	12 Months Ended
Jun. 30, 2023
Related party transactions [abstract]
Related Party Disclosures

Note 30. Related Party Disclosures

(a)
Subsidiaries

The consolidated financial statements include the financial statements of Opthea Limited and its subsidiaries in the following table:

	Parent entity % equity interest
	June 30, 2023	June 30, 2022	June 30, 2021
	%	%	%
Vegenics Pty Ltd[1]	100	100	100
Opthea US Inc[2]	100	100	100

(1) Opthea Limited is the ultimate parent entity. Vegenics Pty Ltd is incorporated in Australia and has the same financial year as Opthea Limited.

(2) Opthea Limited is the ultimate parent entity. Opthea US Inc was incorporated in the United States in May 2021 and has the same financial year as Opthea Limited.

(b)
Transactions with related parties

Balances and transactions between the Company and its subsidiaries, a related party of the Company, have been eliminated on consolidation and are not disclosed in this note. Transactions between the Group and its associates are disclosed below:

With the appointment of Anshul Thakral (who is the CEO of Launch and Operation Executive of Carlyle) on June 7, 2023, as a Director of Opthea resulting in Launch, Ocelot and Carlyle being related parties of Opthea.

Trading transactions

During the year, group entities entered into the following transactions with related parties who are not members of the Group.

	Consolidated
	Purchase of Service
	2023	2022	2021
Launch Tx - Ocelot	—	—	—
Launch	900,000	—	—

Purchase of services assisting Opthea with the management and oversight of trials under the Service Agreement with Launch Tx.

	Consolidated
	Amounts owed to related parties
	2023	2022	2021
Launch Tx - Ocelot	85,660,000	—	—
Launch	—	—	—

Amounts owed to Ocelot relate to the Development Funding agreement and carry an effective rate of 23.82% (refer to note 25).